UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-259868-04

Central Index Key Number of the issuing entity:  0001946790

Toyota Auto Receivables 2022-D Owner Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-259868

Central Index Key Number of the depositor:  0001131131

Toyota Auto Finance Receivables LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000834071

Toyota Motor Credit Corporation

(Exact name of sponsor as specified in its charter)

Stacey Bambauer, Esq., (469) 786-8081

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.

Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

EXHIBIT INDEX

Exhibit 102	Asset Data File (Schedule AL)

Exhibit 103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

TOYOTA AUTO FINANCE RECEIVABLES LLC
(Depositor)

Date: August 27, 2026	By:	/s/ Adam Stam
	Name:	Adam Stam
	Title:	Authorized Person